SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2022
SEGMENT REPORTING
Schedule of segment information

	For the year ended September 30, 2022
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$40,305,988	$1,088,570	$23,460,467	$64,855,025
Cost of revenue	36,210,950	760,030	21,656,748	58,627,728
Gross profit	$4,095,038	$328,540	$1,803,719	$6,227,297
Depreciation and amortization	$963,457	$48,804	$212,412	$1,224,673
Capital expenditures	$1,882,198	$91,029	$1,259,042	$3,232,269

	For the year ended September 30, 2021
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$33,451,159	$486,171	$23,162,554	$57,099,884
Cost of revenue	28,362,016	463,738	22,635,600	51,461,354
Gross profit	$5,089,143	$22,433	$526,954	$5,638,530
Depreciation and amortization	$951,015	$47,194	$203,020	$1,201,229
Capital expenditures	$3,321,629	$46,169	$125,576	$3,493,374

	For the year ended September 30, 2020
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$32,602,384	$701,701	$16,729,115	$50,033,200
Cost of revenue	25,004,712	304,670	17,184,665	42,494,047
Gross profit	$7,597,672	$397,031	$(455,550)	$7,539,153
Depreciation and amortization	$886,323	$38,792	$180,473	$1,105,588
Capital expenditures	$377,953	$33,914	$37,898	$449,765

	September 30,	September 30,
	2022	2021
Total Assets
Oxytetracycline & Licorice products and TCMD	$50,690,503	$60,786,870
Fertilizer	$2,613,859	$2,540,189
Heparin products and Sausage casing	$11,222,255	$12,026,204
Total	$64,526,617	$75,353,263